Consolidated Balance Sheets (USD $)	Apr. 30, 2013	Jul. 31, 2012	Apr. 30, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008
Current assets
Cash and cash equivalents	$ 7,329,272	$ 5,141,509	$ 6,569,626	$ 2,457,693	$ 237
Prepaid expenses	127,598	343,180		427,961
Other current assets	15,721	8,367		15,939
Total Current Assets	7,472,591	5,493,056		2,901,593
Property and equipment, net	65,572	76,911		57,298
Intangible assets, net	1,335,991	1,858,770		2,715,167
Total Assets	8,874,154	7,428,737		5,674,058
Current liabilities
Accounts payable and accrued liabilities	518,492	384,321		369,175
Accrued compensation	8,571	218,849		67,774
Accrued income taxes	2,400	3,200		1,600
Acquisition obligation, current	1,967,176	1,416,786		1,250,000
Total Current Liabilities	2,496,639	2,023,156		6,538,934
Acquisition obligation, net of current portion		979,316		1,500,000
Total Liabilities	2,496,639	3,002,472		8,038,934
Stockholders' Equity
Common stock authorized - 3,200,000,000 common shares with a par value of $0.0001, common stock issued and outstanding - 117,859,000 and 87,856,000 common shares as of April 30, 2013 and July 31, 2012, respectively	11,786	8,786		5,686
Additional paid-in capital	11,319,463	5,593,567		1,033,333
Warrants issued and outstanding - 57,783,000 and 42,246,000 warrants as of April 30, 2013 and July 31, 2012, respectively	6,624,566	5,024,640		431,981
Deficit accumulated during the development stage	(11,578,300)	(6,200,728)		(3,835,876)
Total Stockholders' Equity (Deficit)	6,377,515	4,426,265		(2,364,876)	(30,059)	6,099	39,813
Total Liabilities and Stockholders' Equity (Deficit)	$ 8,874,154	$ 7,428,737		$ 5,674,058